                                 ALLMERICA FUNDS

                          INVESTMENT GRADE INCOME FUND









                          Annual Report to Shareholders
                          Year Ended December 31, 1995

                                     [LOGO]

                          INVESTMENT GRADE INCOME FUND

INVESTMENT SUB-ADVISER:
Allmerica Asset Management, Inc.

ABOUT THE FUND:
The Portfolio's objective is to generate high level of total return, while preserving shareholder capital.

PERFORMANCE:
Net total return for the one-year period ending December 31, 1995:

Investment Grade Income Fund            14.82%
Lehman Brothers Aggregate Bond Index    18.47%
Lipper Corp. Debt BBB Rated Index       18.04%

PORTFOLIO COMPOSITION:
As of December 31, 1995, the sector allocation of net assets was:

US Government & Agency Obligations      56.07%
Corporate Notes and Bonds               31.37%
Cash Equivalents and Other              12.56%


The Investment Grade Income Fund capitalized on the year's extraordinary fixed income market - posting a total return of 14.82%.

   Throughout 1995, the Fund benefited from its overweighted position in corporate bonds. The strong demand and limited new supply in this market, coupled with positive corporate earnings trends, supported solid results.

   The Fund's gains from the corporate sector were diluted by two troubled issues. National discount retailer K-Mart suffered from unexpected liquidity concerns and bankruptcy rumors - prompting the Fund's management to sell this position. Another holding the Fund's management is watching cautiously is Sithe Independence Funding Corporation ("Sithe"), an independent power producer in upstate New York. While Sithe is involved in potentially protracted contract renegotiations, the Fund's management anticipates these issues will be favorably resolved.

   Overall, Allmerica Asset Management remains bullish on corporate bonds. The Fund's management believes several sectors are currently undervalued and provide significant upside potential - including cable television, media, and oil and gas.

   In the area of mortgage-backed securities, the Fund has suffered from the sector's overall volatility. After a weak second quarter, the Fund's management reduced exposure to this sector. Consequently the Fund missed out on the third quarter's strong returns.

   Moving into 1996, the Fund will remain underweighted in mortgage-backed securities, as management expects this sector to be outperformed by corporate bonds.

   Allmerica Asset Management wrapped up 1995 with a much more conservative view of the market's economic and fiscal fundamentals. While moderating its expectations, the Fund's management still anticipates that a federal deficit reduction package and slower consumer spending will bode well for the coming year's bond market.

[GRAPHIC OMITTED: line chart: GROWTH OF A $10,000 INVESTMENT SINCE 1985
 Y-axis reads (top to bottom) from $15,000 to $9,000 in $1,000 decrements X-axis reads (left to right) 9/92, then 12/92 to 12/95 in yearly increments Solid line represents Investment Grade Income Fund ending at $12,074
 Dashed line represents Lehman Brothers Aggregate Bond Index ending at $14,111]

-------------------------------------------------------------------------------

A GUIDE TO REVIEWING PERFORMANCE The chart above compares the value of a $10,000 investment in the Allmerica Investment Grade Income Fund, since its inception on August 21, 1992, to a similar group of investments: the Lehman Brothers Aggregate Bond Index. Performance benchmarking allows investors to objectively measure their fund's performance.

-------------------------------------------------------------------------------

The Lehman Brothers Aggregate Bond Index is an unmanaged index of average yield U.S. investment grade bonds. The Lipper Corporate Debt BBB Rated Index is a non-weighted index of the 30 largest funds within the Corporate BBB Debt Fund Category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

               ALLMERICA INVESTMENT GRADE INCOME FUND

                      PORTFOLIO OF INVESTMENTS
                          DECEMBER 31, 1995

                                                             VALUE
  PAR VALUE                                                 (NOTE 2)
--------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 56.07%

            FEDERAL HOME LOAN
            MORTGAGE CORPORATION (C)- 13.94%
$  44,172   9.50%, 03/01/01                               $   46,391
   24,695   6.50%, 06/01/04                                   24,585
   24,985   6.50%, 08/01/04                                   25,509
   46,453   8.00%, 04/01/07                                   48,308
  208,299   7.00%, 08/01/10                                  212,269
   75,513   8.75%, 05/01/17                                   79,651
   85,943   9.50%, 08/01/19                                   91,856
  185,651   7.50%, 06/01/25                                  190,349
  118,278   8.00%, 06/01/25                                  122,566
                                                          ----------
                                                             841,484
                                                          ----------

            FEDERAL NATIONAL
            MORTGAGE ASSOCIATION - 13.37%
  200,000   5.67%, 01/16/96 (D)                              199,528
   65,120   9.50%, 11/01/04 (C)                               68,538
   51,694   9.00%, 02/01/10 (C)                               54,690
   77,803   6.50%, 09/01/10 (C)                               78,192
   39,409   6.50%, 11/01/23 (C)                               38,940
  143,583   6.50%, 01/01/24 (C)                              141,877
   76,874   8.50%, 03/01/25 (C)                               80,237
  141,916   7.50%, 10/01/25 (C)                              145,374
                                                          ----------
                                                             807,376
                                                          ----------

            U.S. TREASURY BONDS - 13.23%
  150,000   7.25%, 05/15/16                                  171,272
  549,000   7.13%, 02/15/23                                  627,749
                                                          ----------
                                                             799,021
                                                          ----------

            U.S. TREASURY NOTES - 11.18%
   29,000   7.38%, 11/15/97                                   30,096
   70,000   5.38%, 05/31/98                                   70,230
  330,000   7.50%, 10/31/99                                  354,285
  105,000   7.75%, 01/31/00                                  114,056
   25,000   8.00%, 05/15/01                                   27,984

                                                             VALUE
  PAR VALUE                                                 (NOTE 2)
--------------------------------------------------------------------
            U.S. TREASURY NOTES (CONTINUED)
$  25,000   7.50%, 05/15/02                               $   27,719
   50,000   5.75%, 08/15/03                                   50,602
                                                          ----------
                                                             674,972
                                                          ----------

            GOVERNMENT NATIONAL
            MORTGAGE ASSOCIATION (C) - 3.48%
  100,336   9.50%, 02/15/06                                  107,234
   53,139   9.00%, 10/15/08                                   56,882
   23,409   6.50%, 06/15/09                                   23,621
   21,569   8.00%, 08/15/22                                   22,489
                                                          ----------
                                                             210,226
                                                          ----------

            FEDERAL HOME LOAN BANK - 0.87%
   50,000   7.89%, 12/23/97                                   52,375
                                                          ----------

            TOTAL U.S. GOVERNMENT
            AND AGENCY OBLIGATIONS                         3,385,454
                                                          ----------
            (Cost $3,188,955)

CORPORATE NOTES AND BONDS - 31.37%

            BANKING AND FINANCIAL - 6.56%
   30,000   Advanta Corp., MTN
            7.16%, 03/01/98                                   30,895
   50,000   Black & Decker Corp.
            6.63%, 11/15/00                                   51,004
   50,000   FHP International Corp.
            Senior Notes
            7.00%, 09/15/03                                   49,339
  100,000   Ford Capital B V
            9.38%, 01/01/98                                  107,096
   50,000   General Motors Acceptance Corp.
            7.00%, 03/01/00                                   51,935
   50,000   Heller Financial, Inc.
            7.75%, 05/15/97                                   51,382
   50,000   Santander Financial, Ltd
            Subordinated Notes
            7.75%, 05/15/05                                   54,567
                                                          ----------
                                                             396,218
                                                          ----------


                 See Notes to Financial Statements.

               ALLMERICA INVESTMENT GRADE INCOME FUND

                          DECEMBER 31, 1995

                                                             VALUE
  PAR VALUE                                                 (NOTE 2)
--------------------------------------------------------------------
            OIL, GAS AND PETROLEUM - 6.29%
$ 45,000    Cincinnati Gas & Electric Co.
            7.20%, 10/01/23                               $   45,318
   50,000   Coastal Corp., Senior Debenture
            9.75%, 08/01/03                                   59,720
   50,000   Parker & Parsley Petroleum Co.
            Senior Notes
            8.88%, 04/15/05                                   56,405
   50,000   Saga Petroleum
            (Yankee Bonds - Norway)
            8.40%, 07/15/04 (A)                               56,123
   30,000   Texas Utilities Electric Co.
            First Mortgage
            7.38%, 10/01/25                                   30,198
   50,000   Tosco Corp., First Mortgage, Series A
            9.00%, 03/15/97                                   51,813
   75,000   Valero Energy Corp., MTN
            7.50%, 05/31/01                                   79,993
                                                          ----------
                                                             379,570
                                                          ----------

            COMMUNICATIONS - 3.40%
   50,000   GTE Corp., Debenture
            8.85%, 03/01/98                                   53,308
   35,000   GTE Corp., Debenture
            8.75%, 11/01/21                                   41,563
   50,000   News America Holdings, Inc.
            Senior Notes
            9.13%, 10/15/99                                   55,269
   25,000   Time Warner, Inc., Debenture
            9.15%, 02/01/23                                   28,351
   25,000   Time Warner Entertainment Co., LP
            Senior Debenture
            8.38%, 03/15/23                                   26,913
                                                          ----------
                                                             205,404
                                                          ----------

            INDUSTRIAL - 3.13%
   50,000   Cyprus Amax Minerals Inc., Senior Notes
            9.88%, 06/13/01                                   58,381
   50,000   Chesapeake Corp., Debenture
            7.20%, 03/15/05                                   51,952

                                                             VALUE
  PAR VALUE                                                 (NOTE 2)
--------------------------------------------------------------------
            INDUSTRIAL (CONTINUED)
$  50,000   USX Corp.
            8.88%, 09/15/97                               $   52,385
   25,000   Westinghouse Electric Corp.
            8.88%, 06/01/01                                   26,455
                                                          ----------
                                                             189,173
                                                          ----------

            TRANSPORTATION - 2.85%
   50,000   AMR Corp.
            9.50%, 05/15/01                                   56,604
   50,000   Consolidated Freightways, Inc.
            9.13%, 08/15/99                                   54,528
   55,000   United Air Lines, Inc.,
            9.00%, 12/15/03                                   61,174
                                                          ----------
                                                             172,306
                                                          ----------

            PROCESSED FOODS - 2.26%
   50,000   Ralcorp Holdings
            8.75%, 09/15/04                                   56,055
   75,000   Ralston Purina Co.
            7.75%, 10/01/15                                   80,556
                                                          ----------
                                                             136,611
                                                          ----------

            MANUFACTURING - 1.75%
   50,000   Boise Cascade Corp., MTN
            6.40%, 04/01/98                                   50,273
   50,000   James River Corp.
            8.38%, 11/15/01                                   55,411
                                                          ----------
                                                             105,684
                                                          ----------

            SECURITY BROKERS,
            DEALERS, EXCHANGES - 1.74%
   50,000   Donaldson Lufkin & Jenrette
            6.88%, 11/01/05                                   51,251
   50,000   Morgan Stanley Group, Inc.
            9.25%, 03/01/98                                   53,463
                                                          ----------
                                                             104,714
                                                          ----------


                 See Notes to Financial Statements.

               ALLMERICA INVESTMENT GRADE INCOME FUND

                          DECEMBER 31, 1995

                                                             VALUE
  PAR VALUE                                                 (NOTE 2)
--------------------------------------------------------------------
            UTILITIES - 1.73%
$  50,000   Peco Energy Co.
            7.50%, 01/15/99                               $   52,390
   50,000   Sithe Independence Funding Corp.
            9.00%, 12/30/13 (B)                               51,765
                                                          ----------
                                                             104,155
                                                          ----------

            PHARMACEUTICALS - 0.84%
   50,000   Georgia Gulf
            7.63%, 11/15/05                                   50,563
                                                          ----------

            ENGINEERING AND CONSTRUCTION - 0.82%
   50,000   Pulte Corp.
            7.00%, 12/15/03                                   49,774
                                                          ----------

            TOTAL CORPORATE NOTES AND BONDS                1,894,172
                                                          ----------
            (Cost $1,828,392)

ASSET-BACKED SECURITIES - 6.49%

  122,709   Contimortgage Home Equity Loan Trust
            Series 1994-3, Mortgage Pass Through
            Class A-1 REIT
            7.63%, 05/15/09                                  124,205
   51,965   Delta Airlines, Inc., Series 1993A-1
            9.88%, 04/30/08                                   60,249
   50,000   Greentree Financial Corp.
            Class A-3, Series 94-8
            8.25%, 04/15/20                                   52,766
   48,214   NationsBank Auto Grantor Trust 1995-A
            Class B
            6.00%, 06/15/02                                   48,319
   50,000   Premier Auto Trust, 1995-4
            Class A-4
            6.00%, 05/06/00                                   50,516
   35,118   Western Financial Grantor Trust,
            Series 1994-2, Class A2
            6.38%, 09/01/99                                   35,343

                                                             VALUE
  PAR VALUE                                                 (NOTE 2)
--------------------------------------------------------------------
            ASSET-BACKED SECURITIES (CONTINUED)
$  19,813   Western Financial Grantor Trust,
            Series 1995-2, Class A2
            7.10% 07/01/00                                $   20,163
                                                          ----------
            TOTAL ASSET-BACKED SECURITIES                    391,561
                                                          ----------
            (Cost $384,050)

BRADY BOND - 0.79%

   50,000   Republic of Colombia
            7.25%, 02/23/04 (A)                               47,962
                                                          ----------
            TOTAL BRADY BOND                                  47,962
                                                          ----------
            (Cost $49,598)

SHARES
------
INVESTMENT COMPANIES - 4.89%

  240,188   Goldman Sachs Prime Obligations
            Portfolio Fund                                   240,188
   55,163   Lehman Brothers Prime, Class A                    55,163
                                                          ----------
            TOTAL INVESTMENT COMPANIES                       295,351
                                                          ----------
            (Cost $295,351)

TOTAL INVESTMENTS - 99.61%                                 6,014,500
                                                          ----------
(Cost $5,746,346)
NET OTHER ASSETS AND LIABILITIES - 0.39%                      23,299
                                                          ----------
NET ASSETS - 100.00%                                      $6,037,799
                                                          ==========

-------------------
(A)  U.S. Currency Denominated
(B) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 1995, these securities amounted to $51,765 or 0.86% of net assets.
(C)  Pass Through Certificates
(D)  Effective Yield
MTN  Medium Term Notes
REIT Real Estate Investment Trust


                       See Notes to Financial Statements.

                     ALLMERICA INVESTMENT GRADE INCOME FUND

                                    STATEMENT OF ASSETS AND LIABILITIES
                                             DECEMBER 31, 1995
ASSETS:
       Investments (Note 2):
            Investments at cost.........................................................      $  5,746,346
            Net unrealized appreciation(depreciation)...................................           268,154
                                                                                              ------------
              Total investments at value................................................         6,014,500
       Receivable for investments sold..................................................             5,862
       Interest and dividends receivable................................................            82,615
       Deferred organizational expense (Note 2).........................................             2,262
                                                                                              ------------
              Total Assets..............................................................         6,105,239
                                                                                              ------------

LIABILITIES:
       Advisory fee payable (Note 3)....................................................             2,877
       Payable to custodian.............................................................            14,876
       Accrued expenses and other payables..............................................            49,687
                                                                                              ------------
              Total Liabilities.........................................................            67,440
                                                                                              ------------
NET ASSETS..............................................................................      $  6,037,799
                                                                                              ============

NET ASSETS CONSIST OF:
       Par value (Note 4)...............................................................      $        602
       Paid-in capital..................................................................         6,754,989
       Undistributed net investment income..............................................             5,468
       Accumulated (distribution in excess of) net
            realized gain (loss) on investments sold....................................          (991,414)
       Net unrealized appreciation(depreciation) of investments.........................           268,154
                                                                                              ------------
TOTAL NET ASSETS........................................................................      $  6,037,799
                                                                                              ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED SHARES WITH PAR VALUE OF $0.001)...           602,204

NET ASSET VALUE, redemption price per share (Net Assets / Shares Outstanding)...........      $      10.03
                                                                                              ============

MAXIMUM offering price per share (100 / 95.50 of NAV)...................................      $      10.50
                                                                                              ============


                       See Notes to Financial Statements.

                     ALLMERICA INVESTMENT GRADE INCOME FUND

                                          STATEMENT OF OPERATIONS
                                   FOR THE YEAR ENDED DECEMBER 31, 1995
INVESTMENT INCOME:
      Interest (Note 2).................................................................      $    400,537
      Dividends (Note 2)................................................................            18,429
                                                                                              ------------
          Total investment income.......................................................           418,966
                                                                                              ------------

EXPENSES:
      Investment advisory fees (Note 3).................................................            33,868
      Custodian fees....................................................................            10,282
      Fund accounting fees (Note 3).....................................................            29,200
      Legal fees........................................................................             9,794
      Audit fees........................................................................             7,191
      Transfer agent fees(Note 3).......................................................            54,415
      Trustees' fees and expenses (Note 3)..............................................               180
      Amortization of organization costs (Note 2).......................................             8,001
      Reports to shareholders...........................................................            10,180
      Registration fees.................................................................             4,465
      Insurance.........................................................................               730
      Miscellaneous expense.............................................................             3,360
                                                                                              ------------
          Total expenses................................................................           171,666
                                                                                              ------------
NET INVESTMENT INCOME...................................................................           247,300
                                                                                              ------------

NETREALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (NOTE 2):
      Net realized gain (loss) on investments sold......................................            93,844
      Net change in unrealized appreciation
          (depreciation) of investments.................................................           436,688
                                                                                              ------------

NET GAIN(LOSS) ON INVESTMENTS...........................................................           530,532
                                                                                              ------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS........................................................      $    777,832
                                                                                              ============


                       See Notes to Financial Statements.

                     ALLMERICA INVESTMENT GRADE INCOME FUND

                                    STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                                        1995                1994
----------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF YEAR.................................    $  5,259,967           $ 12,244,607
                                                                    ------------           ------------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
      Net investment income.....................................         247,300                629,057
      Net realized gain (loss) on investments sold..............          93,844               (999,056)
      Net change in unrealized appreciation
      (depreciation) of investments.............................         436,688               (222,772)
                                                                    ------------           ------------
      Net increase (decrease) in net assets resulting
         from operations........................................         777,832               (592,771)
                                                                    ------------           ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.....................................        (247,300)              (629,057)
                                                                    ------------           ------------
         Total Distributions....................................        (247,300)              (629,057)
                                                                    ------------           ------------

CAPITAL SHARE TRANSACTIONS:
      Net proceeds from sales of shares.........................              --              1,395,058
      Issued to shareholders in reinvestment of dividends.......         247,300                604,785
      Cost of shares repurchased................................              --             (7,762,655)
                                                                    ------------           ------------
         Net increase (decrease) from capital share transactions         247,300             (5,762,812)
                                                                    ------------           ------------
         Total increase (decrease) in net assets................         777,832             (6,984,640)
                                                                    ------------           ------------

NET ASSETS AT END OF YEAR (INCLUDING LINE A)....................    $  6,037,799           $  5,259,967
                                                                    ============           ============

(A) Undistributed net investment income.........................    $      5,468           $      2,569
                                                                    ============           ============
OTHER INFORMATION:
SHARE TRANSACTIONS:
      Sold......................................................              --                141,885
      Issued to shareholders in reinvestment of dividends.......          25,622                 63,755
      Repurchased...............................................              --               (841,410)
                                                                    ------------           ------------
         Net increase (decrease) in shares outstanding..........          25,622               (635,770)
                                                                    ============           ============


                       See Notes to Financial Statements.

                     ALLMERICA INVESTMENT GRADE INCOME FUND

                                           FINANCIAL HIGHLIGHTS
                               FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

----------------------------------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                        1995          1994           1993         1992(A)
----------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year................   $    9.12     $    10.10     $    9.69     $    10.00
                                                     ---------     ----------     ---------     ----------
Income from Investment Operations:
   Net investment income (B)......................        0.42           0.54          0.63           0.22
   Net realized and unrealized gain (loss)
   on investments.................................        0.91          (0.98)         0.41          (0.31)
                                                     ---------     ----------     ---------     ----------
      Total from Investment Operations:...........        1.33          (0.44)         1.04          (0.09)
                                                     ---------     ----------     ---------     ----------
Less Distributions:
   Dividends from net investment income...........       (0.42)         (0.54)        (0.63)         (0.22)
                                                     ---------     ----------     ---------     ----------
Net increase (decrease) in net asset value........        0.91          (0.98)         0.41          (0.31)
                                                     ---------     ----------     ---------     ----------
Net Asset Value, end of year......................   $   10.03     $     9.12     $   10.10     $     9.69
                                                     =========     ==========     =========     ==========

Total Return (C)..................................       14.82%         (4.46)%       10.86%         (0.72)%**(D)


Ratios/Supplemental Data:
Net Assets, end of year (000's)...................   $   6,038     $    5,260     $  12,245     $    5,458
Ratios to average net assets:
   Net investment income (B)......................        4.38%          5.69%         6.11%          6.70%*
   Operating expenses (B).........................        3.04%          1.29%         1.20%          1.20%*
   Gross management fee...........................        0.60%          0.60%         0.60%           N/A
   Net management fee.............................        0.60%          0.00%         0.00%           N/A
Portfolio Turnover Rate...........................         135%           129%          102%           130%

-------------------
*    Annualized
**   Not annualized
(A)  The Fund commenced operations on August 21, 1992.
(B)  Net investment income per share and the operating expense ratios before reimbursement of fees by the investment adviser for the years ended December 31, 1994, 1993 and 1992 were $0.47 and 1.97%, $0.53 and 2.16% and $0.17 and 2.70% (annualized), respectively.
(C)  Total returns do not include the one time sales charge.
(D)  Unaudited


                       See Notes to Financial Statements.

                     ALLMERICA INVESTMENT GRADE INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995

1.   ORGANIZATION

Allmerica Funds (the "Trust"), was organized as a Massachusetts business trust on June 4, 1990 and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust offers one managed investment portfolio, the Investment Grade Income Fund (the "Portfolio"). The declaration of Trust permits the Trustees to create additional series each of which may issue one or more classes of shares. The accompanying financial statements and financial highlights are those of the Investment Grade Income Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles consistently followed by the Portfolio in the preparation of its financial statements.

   SECURITY VALUATION: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Net realized gains and losses from security transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date.

   DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly by the Portfolio. Net realized capital gains, if any, are declared and paid at least annually. The distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, including "Post October Losses" (Note 7) and permanent differences due to differing treatment for paydown gains/losses on certain securities, market discounts and losses deferred due to wash sales. Any taxable income or gain remaining at fiscal year end will be distributed in the following year.

   Current year permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

   FEDERAL INCOME TAXES: The Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gain for the tax year ending December 31. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

   Paid-in capital, undistributed net investment income and accumulated net realized gain have been adjusted for permanent book-tax differences.

   ORGANIZATION COSTS: The Portfolio bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized using the straight-line method over a period of five years beginning with the commencement of the Portfolio's operation.

3.   INVESTMENT ADVISORY, ADMINISTRATION
     AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Investment Management Company, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica", effective October 16, 1995), formerly State Mutual Life Assurance Company of America, is the Investment Adviser of the Portfolio. The Manager administers all aspects of the Portfolio's day-to-day operations, subject to the supervision of the Board of Trustees. Under the terms of the management agreement, the Portfolio pays management fees, calculated daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net asset value.

   Under the terms of the sub-advisory agreement with the Manager, Allmerica Asset Management, Inc. ("AAM") manages the investment portfolio for the Portfolio. Fees related to these services are borne directly by the Manager.

   The Manager has entered into an Administrative Services Agreement with First Data Investor Services Group, Inc. ("FDISG"), formerly The Shareholder Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, whereby FDISG performs administrative services for the Portfolio and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to FDISG. In a separate agreement, FDISG receives separate fees from the Portfolio for certain fund accounting and shareholder services provided in its capacity as pricing and bookkeeping agent and transfer and dividend disbursing agent. As of June 1995, the shareholders agreement was discontinued. Prior to March 31, 1995, the fund accounting and shareholder services were provided by 440 Financial Group of Worcester, Inc., a wholly-owned subsidiary of State Mutual Life Assurance Company of America, under the same fee structure. On that date, FDISG acquired substantially all of the assets of 440 Financial Group of Worcester, Inc.. 440 Financial, an affiliate of First Allmerica, received fees of $27,518 for fund accounting, transfer agent and other services for the period January 1 through March 31, 1995.

   The Portfolio pays no salaries or compensation to any of its officers. Trustees who are not directors, officers, or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.   SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolio, with a par value of $0.001. It allows for one or more classes of shares within the series, which, regardless of class designation represent an equal proportionate interest in the Portfolio with each other share of that series. As of December 31, 1995 and throughout the year, Allmerica Investments, Inc., a wholly-owned subsidiary of First Allmerica, owned 100% of the Portfolio's shares outstanding.

5.   PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the Portfolio, for the year ended December 31, 1995 were as follows:

                         PURCHASES                           SALES
                  OTHER         GOVERNMENT           OTHER          GOVERNMENT
-------------------------------------------------------------------------------
               $1,375,747        $6,420,008        $1,240,580        $5,564,467

   At December 31, 1995, aggregate gross unrealized appreciation for all securities of the Portfolio in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                               TAX BASIS

                                         NET UNREALIZED
       UNREALIZED       UNREALIZED        APPRECIATION
       APPRECIATION     DEPRECIATION     (DEPRECIATION)         COST
-------------------------------------------------------------------------------
       $ 257,292        $ (14,535)        $ 242,757         $ 5,771,743

6.   CAPITAL LOSS CARRYFORWARD

As of December 31, 1995, the Portfolio had available for Federal tax purposes capital loss carryforwards of $11,905, $629,070 and $306,802, expiring December 31, 2000, December 31, 2002 and December 31, 2003, respectively.

7.   POST OCTOBER LOSSES.

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 1995, the Portfolio has elected to defer capital losses occurring between November 1, 1995 and December 31, 1995 in the amount of $18,240.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholder
of the Allmerica Investment Grade Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Allmerica Investment Grade Income Fund, (hereafter referred to as the "Fund") at December 31, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
February 8, 1996

                     ALLMERICA INVESTMENT GRADE INCOME FUND

TRUSTEES                                            OFFICERS
Russell E. Fuller                                   Richard M. Reilly, President
President, REFCO, Inc.
                                                    Robert T. Stemple, Principal Accounting Officer,
Gordon Holmes, CPA                                                     Vice President, Treasurer
Partner, Toflas, Fleishman, Shapiro & Co., P.C.

John D. Hunt

John P. Kavanaugh
President,
Allmerica Asset Management, Inc.

John F. O'Brien, Chairman
President and Chief Executive Officer,
First Allmerica Financial Life Insurance Co.

Attiat F. Ott
Professor of Economics and Director of the Institute for Economic Studies,
Clark University

Richard M. Reilly
President,
Financial Life Insurance & Annuity Co.

Ranne P. Warner
Director and President,
Centros Properties, USA

Thomas S. Zocco